4. Summary of Significant Accounting Policies: (l) Warrants (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(l) Warrants

(l)Warrants

Share purchase warrants (each a “Warrant”) are classified as a component of equity. Warrants issued along with shares in an equity unit financing are measured using the residual approach, whereby the fair value of the Warrant is determined after deducting the fair value of the shares from the unit price less applicable financing costs. Warrants issued for broker/financing compensation, are recognized at the fair value using Black-Scholes at the date of issuance. Warrants are initially recorded as a part of the reserves in warrant in equity at the recognized fair value.

Upon exercise of the Warrants, the previously recognized fair value of the Warrants exercised is reallocated to share capital from warrants reserve. Proceeds generated from the payment of the exercise price are also allocated to share capital. Amounts recorded for expired unexercised warrants are transferred to accumulated deficit in the period of which the expiry occurs.